Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000248247 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.74%
C000248247 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	3.91%
C000248247 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.92%
C000248247 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.81%
C000248247 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.52%
C000248247 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.17%
C000248247 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	2.13%
C000248247 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.78%
C000248247 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.71%
C000248247 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000248247 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	31.00%
C000248247 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	23.00%
C000248247 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000248247 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248247 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	12.00%
C000248247 | Others
Holdings [Line Items]
Percent of Total Investments	9.00%
C000146994 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.74%
C000146994 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	3.91%
C000146994 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.92%
C000146994 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.81%
C000146994 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.52%
C000146994 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.17%
C000146994 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	2.13%
C000146994 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.78%
C000146994 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.71%
C000146994 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000146994 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146994 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	23.00%
C000146994 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000146994 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146994 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146994 | Others
Holdings [Line Items]
Percent of Total Investments	9.00%
C000146996 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.74%
C000146996 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	3.91%
C000146996 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.92%
C000146996 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.81%
C000146996 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.52%
C000146996 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.17%
C000146996 | BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Total Investments	2.13%
C000146996 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.78%
C000146996 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.71%
C000146996 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.44%
C000146996 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146996 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	23.00%
C000146996 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	13.00%
C000146996 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146996 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	12.00%
C000146996 | Others
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248242 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	8.79%
C000248242 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.14%
C000248242 | University of California
Holdings [Line Items]
Percent of Total Investments	5.99%
C000248242 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	4.95%
C000248242 | State of California
Holdings [Line Items]
Percent of Total Investments	4.86%
C000248242 | California Municipal Finance Authority
Holdings [Line Items]
Percent of Total Investments	4.39%
C000248242 | California State Public Works Board
Holdings [Line Items]
Percent of Total Investments	3.31%
C000248242 | San Diego Unified School District
Holdings [Line Items]
Percent of Total Investments	2.69%
C000248242 | City of Los Angeles Department of Airports
Holdings [Line Items]
Percent of Total Investments	2.42%
C000248242 | San Francisco City & County Airport Comm-San Francisco International Airport
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248242 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248242 | General Obligation
Holdings [Line Items]
Percent of Total Investments	52.00%
C000248242 | Revenue
Holdings [Line Items]
Percent of Total Investments	44.00%
C000248242 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032185 | California Community Choice Financing Authority
Holdings [Line Items]
Percent of Total Investments	8.79%
C000032185 | Los Angeles County Public Works Financing Authority
Holdings [Line Items]
Percent of Total Investments	6.14%
C000032185 | University of California
Holdings [Line Items]
Percent of Total Investments	5.99%
C000032185 | California Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	4.95%
C000032185 | State of California
Holdings [Line Items]
Percent of Total Investments	4.86%
C000032185 | California Municipal Finance Authority
Holdings [Line Items]
Percent of Total Investments	4.39%
C000032185 | California State Public Works Board
Holdings [Line Items]
Percent of Total Investments	3.31%
C000032185 | San Diego Unified School District
Holdings [Line Items]
Percent of Total Investments	2.69%
C000032185 | City of Los Angeles Department of Airports
Holdings [Line Items]
Percent of Total Investments	2.42%
C000032185 | San Francisco City & County Airport Comm-San Francisco International Airport
Holdings [Line Items]
Percent of Total Investments	2.20%
C000032185 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032185 | General Obligation
Holdings [Line Items]
Percent of Total Investments	52.00%
C000032185 | Revenue
Holdings [Line Items]
Percent of Total Investments	44.00%
C000032185 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000069457 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.48%
C000069457 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.27%
C000069457 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.31%
C000069457 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.14%
C000069457 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.05%
C000069457 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.09%
C000069457 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000069457 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.84%
C000069457 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	1.15%
C000069457 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	0.97%
C000069457 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	27.00%
C000069457 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000069457 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	11.00%
C000069457 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	13.00%
C000069457 | Others
Holdings [Line Items]
Percent of Total Investments	7.00%
C000069457 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172680 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.48%
C000172680 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.27%
C000172680 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.31%
C000172680 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.14%
C000172680 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.05%
C000172680 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.09%
C000172680 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000172680 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.84%
C000172680 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	1.15%
C000172680 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	0.97%
C000172680 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	27.00%
C000172680 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000172680 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	11.00%
C000172680 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	13.00%
C000172680 | Others
Holdings [Line Items]
Percent of Total Investments	7.00%
C000172680 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000077412 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.48%
C000077412 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.27%
C000077412 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.31%
C000077412 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.14%
C000077412 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.05%
C000077412 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.09%
C000077412 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000077412 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.84%
C000077412 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	1.15%
C000077412 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	0.97%
C000077412 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	27.00%
C000077412 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000077412 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	11.00%
C000077412 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	13.00%
C000077412 | Others
Holdings [Line Items]
Percent of Total Investments	7.00%
C000077412 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000065580 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	4.48%
C000065580 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.27%
C000065580 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	3.31%
C000065580 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.14%
C000065580 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	1.05%
C000065580 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.09%
C000065580 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.32%
C000065580 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	1.84%
C000065580 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	1.15%
C000065580 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	0.97%
C000065580 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	27.00%
C000065580 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000065580 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	11.00%
C000065580 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	13.00%
C000065580 | Others
Holdings [Line Items]
Percent of Total Investments	7.00%
C000065580 | Investment Company
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032175 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	6.65%
C000032175 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	43.88%
C000032175 | Bank of Montreal Tri Party
Holdings [Line Items]
Percent of Total Investments	11.84%
C000032175 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Total Investments	7.22%
C000032175 | Citigroup Tri Party
Holdings [Line Items]
Percent of Total Investments	7.22%
C000032175 | CIBC World Markets Tri Party
Holdings [Line Items]
Percent of Total Investments	7.22%
C000032175 | FHLMC
Holdings [Line Items]
Percent of Total Investments	5.20%
C000032175 | FHLB
Holdings [Line Items]
Percent of Total Investments	3.04%
C000032175 | Goldman Sachs Tri Party
Holdings [Line Items]
Percent of Total Investments	2.89%
C000032175 | FFCB Funding Corp.
Holdings [Line Items]
Percent of Total Investments	1.44%
C000032175 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032175 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032175 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	51.00%
C000032175 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	36.00%
C000032175 | U.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	10.00%
C000080936 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.55%
C000080936 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.30%
C000080936 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	4.52%
C000080936 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	4.78%
C000080936 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.24%
C000080936 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.48%
C000080936 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.39%
C000080936 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.28%
C000080936 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000080936 | Ally Financial Inc.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000080936 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000080936 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000080936 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000080936 | Others
Holdings [Line Items]
Percent of Total Investments	8.00%
C000080936 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080936 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032186 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.55%
C000032186 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032186 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	4.52%
C000032186 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	4.78%
C000032186 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.24%
C000032186 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.48%
C000032186 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.39%
C000032186 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.28%
C000032186 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000032186 | Ally Financial Inc.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000032186 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032186 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000032186 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032186 | Others
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032186 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032186 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000198612 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.55%
C000198612 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198612 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	4.52%
C000198612 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	4.78%
C000198612 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.24%
C000198612 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.48%
C000198612 | FNCL
Holdings [Line Items]
Percent of Total Investments	1.39%
C000198612 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.28%
C000198612 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	0.92%
C000198612 | Ally Financial Inc.
Holdings [Line Items]
Percent of Total Investments	0.86%
C000198612 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000198612 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	35.00%
C000198612 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198612 | Others
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198612 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198612 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000248244 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.81%
C000248244 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.34%
C000248244 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.89%
C000248244 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.16%
C000248244 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.51%
C000248244 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000248244 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.27%
C000248244 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	1.15%
C000248244 | AT&T Inc.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000248244 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.11%
C000248244 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000248244 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000248244 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248244 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248244 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000075033 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.81%
C000075033 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.34%
C000075033 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.89%
C000075033 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.16%
C000075033 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.51%
C000075033 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000075033 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.27%
C000075033 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	1.15%
C000075033 | AT&T Inc.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000075033 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.11%
C000075033 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000075033 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000075033 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000075033 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000075033 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236137 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.81%
C000236137 | Payden Emerging Market Corporate Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.34%
C000236137 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.89%
C000236137 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.16%
C000236137 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.51%
C000236137 | Citigroup Inc.
Holdings [Line Items]
Percent of Total Investments	1.47%
C000236137 | Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.27%
C000236137 | Morgan Stanley Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	1.15%
C000236137 | AT&T Inc.
Holdings [Line Items]
Percent of Total Investments	1.13%
C000236137 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.11%
C000236137 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	11.00%
C000236137 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	81.00%
C000236137 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236137 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236137 | Investment Company
Holdings [Line Items]
Percent of Total Investments	4.00%
C000080937 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	2.51%
C000080937 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.36%
C000080937 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.90%
C000080937 | Ecuador Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.83%
C000080937 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.81%
C000080937 | Romanian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.74%
C000080937 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080937 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080937 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.41%
C000080937 | Brazilian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.40%
C000080937 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	18.00%
C000080937 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	78.00%
C000080937 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080937 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032187 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	2.51%
C000032187 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.36%
C000032187 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.90%
C000032187 | Ecuador Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.83%
C000032187 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.81%
C000032187 | Romanian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.74%
C000032187 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	2.70%
C000032187 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.70%
C000032187 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.41%
C000032187 | Brazilian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.40%
C000032187 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	18.00%
C000032187 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	78.00%
C000032187 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032187 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	1.00%
C000115587 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	2.51%
C000115587 | Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Total Investments	3.36%
C000115587 | Hungary Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115587 | Ecuador Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.83%
C000115587 | Nigeria Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.81%
C000115587 | Romanian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.74%
C000115587 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	2.70%
C000115587 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.70%
C000115587 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.41%
C000115587 | Brazilian Government International Bond
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115587 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	18.00%
C000115587 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	78.00%
C000115587 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115587 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	1.18%
C000131551 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.72%
C000131551 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.52%
C000131551 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
Holdings [Line Items]
Percent of Total Investments	1.51%
C000131551 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.42%
C000131551 | Mexico City Airport Trust
Holdings [Line Items]
Percent of Total Investments	1.28%
C000131551 | BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
Holdings [Line Items]
Percent of Total Investments	1.26%
C000131551 | Yinson Boronia Production BV
Holdings [Line Items]
Percent of Total Investments	1.22%
C000131551 | Wynn Macau Ltd.
Holdings [Line Items]
Percent of Total Investments	1.19%
C000131551 | Intercorp Peru Ltd.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000131551 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	85.00%
C000131551 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	8.00%
C000131551 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131551 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000136209 | Peru Government Bond
Holdings [Line Items]
Percent of Total Investments	1.18%
C000136209 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	2.72%
C000136209 | Banco de Credito del Peru S.A.
Holdings [Line Items]
Percent of Total Investments	1.52%
C000136209 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
Holdings [Line Items]
Percent of Total Investments	1.51%
C000136209 | First Quantum Minerals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.42%
C000136209 | Mexico City Airport Trust
Holdings [Line Items]
Percent of Total Investments	1.28%
C000136209 | BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
Holdings [Line Items]
Percent of Total Investments	1.26%
C000136209 | Yinson Boronia Production BV
Holdings [Line Items]
Percent of Total Investments	1.22%
C000136209 | Wynn Macau Ltd.
Holdings [Line Items]
Percent of Total Investments	1.19%
C000136209 | Intercorp Peru Ltd.
Holdings [Line Items]
Percent of Total Investments	1.16%
C000136209 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	85.00%
C000136209 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	8.00%
C000136209 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136209 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104641 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	8.32%
C000104641 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	8.92%
C000104641 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	8.39%
C000104641 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	6.69%
C000104641 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	6.30%
C000104641 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000104641 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	5.12%
C000104641 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	4.57%
C000104641 | Romania Government Bond
Holdings [Line Items]
Percent of Total Investments	4.42%
C000104641 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	4.15%
C000104641 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	13.00%
C000104641 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	86.00%
C000104641 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236138 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	8.32%
C000236138 | Brazil Notas do Tesouro Nacional Serie F
Holdings [Line Items]
Percent of Total Investments	8.92%
C000236138 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Total Investments	8.39%
C000236138 | Indonesia Treasury Bond
Holdings [Line Items]
Percent of Total Investments	6.69%
C000236138 | China Government Bond
Holdings [Line Items]
Percent of Total Investments	6.30%
C000236138 | Malaysia Government Bond
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236138 | Republic of Poland Government Bond
Holdings [Line Items]
Percent of Total Investments	5.12%
C000236138 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	4.57%
C000236138 | Romania Government Bond
Holdings [Line Items]
Percent of Total Investments	4.42%
C000236138 | Thailand Government Bond
Holdings [Line Items]
Percent of Total Investments	4.15%
C000236138 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236138 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	86.00%
C000236138 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000110231 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110231 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.07%
C000110231 | Alphabet Inc.
Holdings [Line Items]
Percent of Total Investments	4.67%
C000110231 | Amazon.com Inc.
Holdings [Line Items]
Percent of Total Investments	2.87%
C000110231 | Analog Devices Inc.
Holdings [Line Items]
Percent of Total Investments	2.34%
C000110231 | Cisco Systems Inc.
Holdings [Line Items]
Percent of Total Investments	2.19%
C000110231 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	2.19%
C000110231 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110231 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Total Investments	1.94%
C000110231 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	1.89%
C000110231 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110231 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000110231 | Common Stock
Holdings [Line Items]
Percent of Total Investments	90.00%
C000110231 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000110231 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032191 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.50%
C000032191 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.07%
C000032191 | Alphabet Inc.
Holdings [Line Items]
Percent of Total Investments	4.67%
C000032191 | Amazon.com Inc.
Holdings [Line Items]
Percent of Total Investments	2.87%
C000032191 | Analog Devices Inc.
Holdings [Line Items]
Percent of Total Investments	2.34%
C000032191 | Cisco Systems Inc.
Holdings [Line Items]
Percent of Total Investments	2.19%
C000032191 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	2.19%
C000032191 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000032191 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Total Investments	1.94%
C000032191 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	1.89%
C000032191 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032191 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032191 | Common Stock
Holdings [Line Items]
Percent of Total Investments	90.00%
C000032191 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032191 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146917 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	2.50%
C000146917 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.07%
C000146917 | Alphabet Inc.
Holdings [Line Items]
Percent of Total Investments	4.67%
C000146917 | Amazon.com Inc.
Holdings [Line Items]
Percent of Total Investments	2.87%
C000146917 | Analog Devices Inc.
Holdings [Line Items]
Percent of Total Investments	2.34%
C000146917 | Cisco Systems Inc.
Holdings [Line Items]
Percent of Total Investments	2.19%
C000146917 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	2.19%
C000146917 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146917 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Total Investments	1.94%
C000146917 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	1.89%
C000146917 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146917 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146917 | Common Stock
Holdings [Line Items]
Percent of Total Investments	90.00%
C000146917 | Master Limited Partnership
Holdings [Line Items]
Percent of Total Investments	4.00%
C000146917 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248245 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.29%
C000248245 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000248245 | EP Wealth Advisors LLC
Holdings [Line Items]
Percent of Total Investments	1.12%
C000248245 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000248245 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248245 | TK Elevator Midco Gmbh
Holdings [Line Items]
Percent of Total Investments	0.98%
C000248245 | PetsMart LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000248245 | Padagis LLC
Holdings [Line Items]
Percent of Total Investments	0.96%
C000248245 | Focus Financial Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.96%
C000248245 | Journey Personal Care Corp.
Holdings [Line Items]
Percent of Total Investments	0.95%
C000248245 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248245 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248245 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	87.00%
C000248245 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000131550 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.29%
C000131550 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000131550 | EP Wealth Advisors LLC
Holdings [Line Items]
Percent of Total Investments	1.12%
C000131550 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000131550 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131550 | TK Elevator Midco Gmbh
Holdings [Line Items]
Percent of Total Investments	0.98%
C000131550 | PetsMart LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000131550 | Padagis LLC
Holdings [Line Items]
Percent of Total Investments	0.96%
C000131550 | Focus Financial Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.96%
C000131550 | Journey Personal Care Corp.
Holdings [Line Items]
Percent of Total Investments	0.95%
C000131550 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131550 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131550 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	87.00%
C000131550 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136207 | Fr Br Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.29%
C000136207 | Quikrete Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	1.14%
C000136207 | EP Wealth Advisors LLC
Holdings [Line Items]
Percent of Total Investments	1.12%
C000136207 | Nexus Buyer LLC
Holdings [Line Items]
Percent of Total Investments	1.01%
C000136207 | AthenaHealth Group Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136207 | TK Elevator Midco Gmbh
Holdings [Line Items]
Percent of Total Investments	0.98%
C000136207 | PetsMart LLC
Holdings [Line Items]
Percent of Total Investments	0.98%
C000136207 | Padagis LLC
Holdings [Line Items]
Percent of Total Investments	0.96%
C000136207 | Focus Financial Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.96%
C000136207 | Journey Personal Care Corp.
Holdings [Line Items]
Percent of Total Investments	0.95%
C000136207 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	9.00%
C000136207 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000136207 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	87.00%
C000136207 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032188 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.62%
C000032188 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	3.61%
C000032188 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	2.07%
C000032188 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.57%
C000032188 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.39%
C000032188 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.24%
C000032188 | Japan Government Ten Year Bond
Holdings [Line Items]
Percent of Total Investments	2.03%
C000032188 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	1.74%
C000032188 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.64%
C000032188 | United Kingdom Gilt
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032188 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000032188 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000032188 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	31.00%
C000032188 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000032188 | Others
Holdings [Line Items]
Percent of Total Investments	7.00%
C000032188 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228771 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.62%
C000228771 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	3.61%
C000228771 | Mexican Bonos
Holdings [Line Items]
Percent of Total Investments	2.07%
C000228771 | Japan Government Thirty Year Bond
Holdings [Line Items]
Percent of Total Investments	2.57%
C000228771 | French Republic Government Bond OAT
Holdings [Line Items]
Percent of Total Investments	2.39%
C000228771 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Total Investments	2.24%
C000228771 | Japan Government Ten Year Bond
Holdings [Line Items]
Percent of Total Investments	2.03%
C000228771 | Brazil Letras do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	1.74%
C000228771 | Canadian Government Bond
Holdings [Line Items]
Percent of Total Investments	1.64%
C000228771 | United Kingdom Gilt
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228771 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000228771 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	31.00%
C000228771 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	31.00%
C000228771 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228771 | Others
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228771 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000032189 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.32%
C000032189 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.65%
C000032189 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	3.81%
C000032189 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.35%
C000032189 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Total Investments	2.13%
C000032189 | Caisse d'Amortissement de la Dette Sociale
Holdings [Line Items]
Percent of Total Investments	1.92%
C000032189 | Svensk Exportkredit AB
Holdings [Line Items]
Percent of Total Investments	1.92%
C000032189 | BNG Bank NV
Holdings [Line Items]
Percent of Total Investments	1.65%
C000032189 | Asian Development Bank
Holdings [Line Items]
Percent of Total Investments	1.65%
C000032189 | Ontario Teachers' Finance Trust
Holdings [Line Items]
Percent of Total Investments	1.53%
C000032189 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	21.00%
C000032189 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	41.00%
C000032189 | Foreign Government
Holdings [Line Items]
Percent of Total Investments	15.00%
C000032189 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	16.00%
C000032189 | Others
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032189 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032190 | G2SF
Holdings [Line Items]
Percent of Total Investments	19.35%
C000032190 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	4.41%
C000032190 | G2 MA7589 30YR
Holdings [Line Items]
Percent of Total Investments	1.76%
C000032190 | G2 MA7648 30YR
Holdings [Line Items]
Percent of Total Investments	1.66%
C000032190 | G2 MA7533 30YR
Holdings [Line Items]
Percent of Total Investments	1.64%
C000032190 | G2 MA7987 30YR
Holdings [Line Items]
Percent of Total Investments	1.59%
C000032190 | G2 MA7367 30YR
Holdings [Line Items]
Percent of Total Investments	1.58%
C000032190 | Freddie Mac REMICS
Holdings [Line Items]
Percent of Total Investments	1.55%
C000032190 | G2 MA6818 30YR
Holdings [Line Items]
Percent of Total Investments	1.54%
C000032190 | G2 MA9726 30YR
Holdings [Line Items]
Percent of Total Investments	1.46%
C000032190 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	99.00%
C000032190 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Ally Financial Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248243 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000248243 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000248243 | EnQuest PLC
Holdings [Line Items]
Percent of Total Investments	0.79%
C000248243 | Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
Holdings [Line Items]
Percent of Total Investments	0.77%
C000248243 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.75%
C000248243 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.75%
C000248243 | Standard Building Solutions Inc.
Holdings [Line Items]
Percent of Total Investments	0.71%
C000248243 | Level 3 Financing Inc.
Holdings [Line Items]
Percent of Total Investments	0.71%
C000248243 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.68%
C000248243 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248243 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	89.00%
C000248243 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248243 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032192 | Ally Financial Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000032192 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000032192 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000032192 | EnQuest PLC
Holdings [Line Items]
Percent of Total Investments	0.79%
C000032192 | Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
Holdings [Line Items]
Percent of Total Investments	0.77%
C000032192 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.75%
C000032192 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.75%
C000032192 | Standard Building Solutions Inc.
Holdings [Line Items]
Percent of Total Investments	0.71%
C000032192 | Level 3 Financing Inc.
Holdings [Line Items]
Percent of Total Investments	0.71%
C000032192 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.68%
C000032192 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032192 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	89.00%
C000032192 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	4.00%
C000032192 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236136 | Ally Financial Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236136 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.49%
C000236136 | TransDigm Inc.
Holdings [Line Items]
Percent of Total Investments	0.99%
C000236136 | EnQuest PLC
Holdings [Line Items]
Percent of Total Investments	0.79%
C000236136 | Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
Holdings [Line Items]
Percent of Total Investments	0.77%
C000236136 | Venture Global LNG Inc.
Holdings [Line Items]
Percent of Total Investments	0.75%
C000236136 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.75%
C000236136 | Standard Building Solutions Inc.
Holdings [Line Items]
Percent of Total Investments	0.71%
C000236136 | Level 3 Financing Inc.
Holdings [Line Items]
Percent of Total Investments	0.71%
C000236136 | Jefferson Capital Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.68%
C000236136 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236136 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	89.00%
C000236136 | Bank Loan
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236136 | Investment Company
Holdings [Line Items]
Percent of Total Investments	6.00%
C000246929 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.43%
C000246929 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246929 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.92%
C000246929 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.24%
C000246929 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	16.47%
C000246929 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	2.14%
C000246929 | Truist Bank
Holdings [Line Items]
Percent of Total Investments	1.22%
C000246929 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.20%
C000246929 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.16%
C000246929 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.04%
C000246929 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000246929 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000246929 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000246929 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000246929 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000246929 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032176 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.43%
C000032176 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.70%
C000032176 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.92%
C000032176 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.24%
C000032176 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	16.47%
C000032176 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	2.14%
C000032176 | Truist Bank
Holdings [Line Items]
Percent of Total Investments	1.22%
C000032176 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032176 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.16%
C000032176 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.04%
C000032176 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000032176 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000032176 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000032176 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032176 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032176 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	20.00%
C000228770 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	1.43%
C000228770 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228770 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	2.92%
C000228770 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.24%
C000228770 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	16.47%
C000228770 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	2.14%
C000228770 | Truist Bank
Holdings [Line Items]
Percent of Total Investments	1.22%
C000228770 | Payden Floating Rate Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.20%
C000228770 | Westlake Automobile Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.16%
C000228770 | American Express Co.
Holdings [Line Items]
Percent of Total Investments	1.04%
C000228770 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000228770 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	34.00%
C000228770 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000228770 | Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228770 | Investment Company
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228770 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248241 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248241 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.73%
C000248241 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.28%
C000248241 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	23.22%
C000248241 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.79%
C000248241 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000248241 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000248241 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.33%
C000248241 | American Credit Acceptance Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000248241 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000248241 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000248241 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000248241 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000248241 | Others
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248241 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	23.00%
C000248241 | Municipal
Holdings [Line Items]
Percent of Total Investments	1.00%
C000032180 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.20%
C000032180 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.73%
C000032180 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.28%
C000032180 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	23.22%
C000032180 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.79%
C000032180 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000032180 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000032180 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.33%
C000032180 | American Credit Acceptance Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000032180 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000032180 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000032180 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000032180 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000032180 | Others
Holdings [Line Items]
Percent of Total Investments	2.00%
C000032180 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	23.00%
C000032180 | Municipal
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236135 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	4.20%
C000236135 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.73%
C000236135 | BX Trust
Holdings [Line Items]
Percent of Total Investments	2.28%
C000236135 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	23.22%
C000236135 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	2.79%
C000236135 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000236135 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.65%
C000236135 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.33%
C000236135 | American Credit Acceptance Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.89%
C000236135 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Total Investments	1.40%
C000236135 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	24.00%
C000236135 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	32.00%
C000236135 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236135 | Others
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236135 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	23.00%
C000236135 | Municipal
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248246 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.01%
C000248246 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.60%
C000248246 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.45%
C000248246 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.89%
C000248246 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	3.08%
C000248246 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	2.63%
C000248246 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.64%
C000248246 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.54%
C000248246 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248246 | FN MA4785 30YR
Holdings [Line Items]
Percent of Total Investments	1.16%
C000248246 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000248246 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000248246 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248246 | Others
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248246 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248246 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	23.00%
C000140807 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.01%
C000140807 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.60%
C000140807 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.45%
C000140807 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.89%
C000140807 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	3.08%
C000140807 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	2.63%
C000140807 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.64%
C000140807 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.54%
C000140807 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140807 | FN MA4785 30YR
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140807 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000140807 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000140807 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	6.00%
C000140807 | Others
Holdings [Line Items]
Percent of Total Investments	9.00%
C000140807 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000140807 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	23.00%
C000140808 | Payden Emerging Markets Local Bond Fund, SI Class
Holdings [Line Items]
Percent of Total Investments	1.01%
C000140808 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.60%
C000140808 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	1.45%
C000140808 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.89%
C000140808 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	3.08%
C000140808 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Total Investments	2.63%
C000140808 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Total Investments	3.64%
C000140808 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.54%
C000140808 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140808 | FN MA4785 30YR
Holdings [Line Items]
Percent of Total Investments	1.16%
C000140808 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	20.00%
C000140808 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	37.00%
C000140808 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	6.00%
C000140808 | Others
Holdings [Line Items]
Percent of Total Investments	9.00%
C000140808 | Investment Company
Holdings [Line Items]
Percent of Total Investments	5.00%
C000140808 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	23.00%
C000032183 | U.S. Treasury Note
Holdings [Line Items]
Percent of Total Investments	48.38%
C000032183 | FHLMC Multifamily Structured Pass-Through Certificates
Holdings [Line Items]
Percent of Total Investments	5.31%
C000032183 | Freddie Mac REMICS
Holdings [Line Items]
Percent of Total Investments	4.02%
C000032183 | FRESB Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	5.84%
C000032183 | FN MA5672 30YR
Holdings [Line Items]
Percent of Total Investments	2.69%
C000032183 | Fannie Mae-Aces
Holdings [Line Items]
Percent of Total Investments	2.33%
C000032183 | FR SD8452 30YR
Holdings [Line Items]
Percent of Total Investments	2.24%
C000032183 | FN FS9540 30YR
Holdings [Line Items]
Percent of Total Investments	2.15%
C000032183 | FR SB8206 15YR
Holdings [Line Items]
Percent of Total Investments	1.86%
C000032183 | FN BM7166 ARM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000032183 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	49.00%
C000032183 | Investment Company
Holdings [Line Items]
Percent of Total Investments	3.00%
C000032183 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	48.00%
C000236944 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	7.05%
C000236944 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	4.19%
C000236944 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.68%
C000236944 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	3.38%
C000236944 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	2.40%
C000236944 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	2.54%
C000236944 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	4.91%
C000236944 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000236944 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	2.13%
C000236944 | FS Rialto Issuer LLC
Holdings [Line Items]
Percent of Total Investments	1.94%
C000236944 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	64.00%
C000236944 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000236944 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236945 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	7.05%
C000236945 | Freddie Mac STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	4.19%
C000236945 | BX Trust
Holdings [Line Items]
Percent of Total Investments	3.68%
C000236945 | OBX Trust
Holdings [Line Items]
Percent of Total Investments	3.38%
C000236945 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	2.40%
C000236945 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	2.54%
C000236945 | RCKT Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	4.91%
C000236945 | Cross Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	1.85%
C000236945 | COLT Mortgage Loan Trust
Holdings [Line Items]
Percent of Total Investments	2.13%
C000236945 | FS Rialto Issuer LLC
Holdings [Line Items]
Percent of Total Investments	1.94%
C000236945 | Mortgage Backed
Holdings [Line Items]
Percent of Total Investments	64.00%
C000236945 | Asset Backed
Holdings [Line Items]
Percent of Total Investments	34.00%
C000236945 | Investment Company
Holdings [Line Items]
Percent of Total Investments	2.00%